Directors Loans	3 Months Ended
Jun. 30, 2022
Directors Loans
Director's Loans

9.           DIRECTOR’S LOAN

	Three months ended	Year ended
	June 30, 2022	March 31, 2022
	($)	($)
Opening balance	644,642	570,000
Principal advances	350,000	-
Transaction costs	(99,191)	-
Amortization of transaction costs	18,661	74,642
Closing balance	914,112	644,642

	Three months ended	Year ended
	June 30, 2022	March 31, 2022
	($)	($)
Non-current portion	664,112	644,642
Total	664,112	644,642

Finance expenses	For three months ended June 30,
	2022	2021
	($)	($)
Interest on loan	28,712	24,932
Amortization of transaction costs	18,661	17,197
Total	47,373	42,129

In December 2019, the Company entered into a loan extension and amendment agreement (the “Loan”) with a director and significant shareholder of the Company (the “Lender”), pursuant to which a previous loan agreement with a maturity date of November 26, 2019 was extended for five years or earlier pending the achievement of certain financing milestones. The Loan has a principal sum of $1,000,000, is unsecured and bears interest at a rate of 10% per annum. On December 13, 2021, a total of $160,000 in interest was paid.

Pursuant to the Loan, the Company issued to the Lender a loan bonus comprising of 16,000,000 common share purchase warrants (the “Warrants”) with an expiry of five years and an exercise price of $0.05 per share.

The Company entered into a Second Loan Amendment Agreement dated May 25, 2022, pursuant to which it has agreed to a $100,000 increase to an existing $ 1 million loan (the “Loan”) with the related party lender disclosed at note 9 (the “Lender”). The Loan is unsecured, will bear interest at a rate of 10% per annum and is repayable on or before the earlier of November 26, 2024, the occurrence of a default or on achievement of financing milestones.

In connection with this Loan, Amarc will issue to the Lender a loan bonus in the form of 1,176,470 warrants (the "Bonus Warrants"), each entitling the holder to acquire one common share of Amarc until November 26, 2024 at a price of $0.085 per share. The Bonus Warrants will be subject to a four month hold period commencing from the date of issuance thereof. The Loan and Bonus Warrants are subject to acceptance by the TSX Venture Exchange.

The Loan proceeds are being used to pay the initial option requirement of $100,000 for a five BC mineral claims group option dated May 16, 2022, from an arm’s length optionor. Total additional option payments are a further $900,000 at $100,000 per year, payable on or before May 31 of each year (total option payments are $1,000,000). The property is subject to a 2% NSR royalty, of which 1.5% is capped at $10 million.

On June 15, a separate 6-month facility 12% interest was included in the Loan Amendment, which can be accessed by the Company upon the determination of the Company’s entitlement to near-term receipt of BCMETC.